Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 38,995	$ 30,492	$ 21,172	$ 31,248	$ 25,625	$ 19,601	$ 14,831	$ 14,829	$ 11,791		$ 10,979	$ 10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 33,290	26,097	18,165	26,878	22,099	16,945	12,853	12,882	10,269	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327		10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,657	24,760	19,659	24,332	19,362	16,016	12,224	12,902	10,652	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314		$ 10,567	$ 10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 43,113	$ 32,331	$ 22,659	$ 31,978	$ 25,062	$ 18,097	$ 13,267	$ 13,471	$ 10,345	$ 10,000